Contract Assets and Receivables, Net - Schedule of Activities in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Activities in the provision for credit losses
Beginning balances	¥ (440,509)	¥ (497,974)	¥ (269,592)
Provisions	(580,989)	(680,482)	(622,564)
Charge-offs	831,907	812,307	438,002
Recoveries from prior charge-offs	(84,032)	(74,360)	(43,820)
Ending balances	¥ (273,623)	¥ (440,509)	¥ (497,974)